Organization, Summary of Significant Accounting Policies and New Accounting Standards - Equity Method Investments (Details) - Social Finance, Inc. - USD ($) $ in Thousands	1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 31, 2021	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Income (loss) from equity method investments			$ 0		$ 1,002	$ 4,314	$ 869	$ (50)
Weighted Average Useful Life (Years)						6 years 8 months 12 days	8 years 10 months 24 days
Equity method investments			0	$ 107,534		$ 107,534	$ 104,049
Apex Clearing Holdings, LLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity method investment, ownership percentage		16.70%						16.70%
Consideration transferred acquisition of equity method investment		$ 100,000			145	145
Income (loss) from equity method investments					997	4,442	795	$ 117
Equity method investment, difference between carrying amount and underlying equity		76,305						76,305
Equity method investment impairment				$ 4,340			0	0
Aggregate purchase price						100,000
Proceeds from equity method investments	$ 107,534
Equity method investment, additional consideration transferred per day		$ 27
Equity method investments			0				102,946
Acquisition related cost capitalized						1,633
Proceeds from equity method investment, distribution			$ 0		$ 0	$ 0	0	$ 0
Apex Clearing Holdings, LLC | Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from equity method investments	$ 107,534
Apex Clearing Holdings, LLC | Minimum
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Weighted Average Useful Life (Years)						3 years
Apex Clearing Holdings, LLC | Maximum
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Weighted Average Useful Life (Years)						9 years
Residential mortgage origination
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity method investments							$ 1,103
Proceeds from equity method investment, distribution						$ 974